UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2013

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	June 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.8%
Delphi Automotive PLC	24,500	$1,241,905
Goodyear Tire & Rubber Co.	20,900	319,561	*
Johnson Controls Inc.	52,800	1,889,712
Lear Corp.	7,900	477,634
TRW Automotive Holdings Corp.	10,200	677,688	*

Total Auto Components		4,606,500

Automobiles - 0.7%
General Motors Co.	126,200	4,203,722	*

Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp., Class A Shares	3,300	133,188	*
International Game Technology	22,200	370,962
Royal Caribbean Cruises Ltd.	16,000	533,440

Total Hotels, Restaurants & Leisure		1,037,590

Household Durables - 0.2%
Jarden Corp.	9,600	420,000	*
Newell Rubbermaid Inc.	24,600	645,750
Tupperware Brands Corp.	4,500	349,605

Total Household Durables		1,415,355

Leisure Equipment & Products - 0.3%
Hasbro Inc.	11,000	493,130
Mattel Inc.	26,800	1,214,308

Total Leisure Equipment & Products		1,707,438

Media - 3.6%
DIRECTV	48,600	2,994,732	*
Gannett Co. Inc.	19,500	476,970
Interpublic Group of Cos. Inc.	34,800	506,340
Omnicom Group Inc.	21,200	1,332,844
Time Warner Cable Inc.	22,700	2,553,296
Time Warner Inc.	134,600	7,782,572
Viacom Inc., Class B Shares	86,100	5,859,105

Total Media		21,505,859

Multiline Retail - 1.5%
Dillard’s Inc., Class A Shares	3,600	295,092
Macy’s Inc.	75,400	3,619,200
Nordstrom Inc.	16,700	1,000,998
Target Corp.	54,600	3,759,756

Total Multiline Retail		8,675,046

Specialty Retail - 1.3%
Abercrombie & Fitch Co., Class A Shares	6,700	303,175
Advance Auto Parts Inc.	6,200	503,254
AutoNation Inc.	8,500	368,815	*
AutoZone Inc.	3,000	1,271,070	*
Bed Bath & Beyond Inc.	18,700	1,325,830	*
Best Buy Co. Inc.	28,900	789,837
GameStop Corp., Class A Shares	9,800	411,894
Gap Inc.	39,800	1,660,854
Signet Jewelers Ltd.	6,600	445,038
Staples Inc.	56,500	896,090

Total Specialty Retail		7,975,857

TOTAL CONSUMER DISCRETIONARY		51,127,367

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 8.3%
Beverages - 0.4%
Coca-Cola Enterprises Inc.	23,300	$819,228
Dr. Pepper Snapple Group Inc.	16,800	771,624
Molson Coors Brewing Co., Class B Shares	12,700	607,822

Total Beverages		2,198,674

Food & Staples Retailing - 5.0%
CVS Caremark Corp.	104,200	5,958,156
Kroger Co.	46,200	1,595,748
Safeway Inc.	18,900	447,174
Sysco Corp.	47,400	1,619,184
Wal-Mart Stores Inc.	269,400	20,067,606

Total Food & Staples Retailing		29,687,868

Food Products - 1.6%
Archer-Daniels-Midland Co.	56,100	1,902,351
Bunge Ltd.	11,700	828,009
Campbell Soup Co.	25,400	1,137,666
ConAgra Foods Inc.	29,700	1,037,421
General Mills Inc.	52,100	2,528,413
Ingredion Inc.	8,100	531,522
J.M. Smucker Co.	10,800	1,114,020
Tyson Foods Inc., Class A Shares	23,200	595,776

Total Food Products		9,675,178

Household Products - 0.1%
Energizer Holdings Inc.	5,300	532,703

Tobacco - 1.2%
Altria Group Inc.	163,100	5,706,869
Lorillard Inc.	32,200	1,406,496

Total Tobacco		7,113,365

TOTAL CONSUMER STAPLES		49,207,788

ENERGY - 13.2%
Energy Equipment & Services - 0.2%
Atwood Oceanics Inc.	5,300	275,865	*
Helmerich & Payne Inc.	9,100	568,295
Patterson-UTI Energy Inc.	10,300	199,356

Total Energy Equipment & Services		1,043,516

Oil, Gas & Consumable Fuels - 13.0%
Chevron Corp.	184,100	21,786,394
ConocoPhillips	144,900	8,766,450
Denbury Resources Inc.	29,100	504,012	*
Exxon Mobil Corp.	367,300	33,185,555
Hess Corp.	29,200	1,941,508
HollyFrontier Corp.	17,300	740,094
Marathon Oil Corp.	60,300	2,085,174
Marathon Petroleum Corp.	27,600	1,961,256
Murphy Oil Corp.	16,300	992,507
Phillips 66	52,700	3,104,557
Tesoro Corp.	11,600	606,912
Valero Energy Corp.	46,400	1,613,328

Total Oil, Gas & Consumable Fuels		77,287,747

TOTAL ENERGY		78,331,263

EXCHANGE-TRADED FUNDS - 2.0%
iShares Trust - iShares Russell 1000 Value Index Fund	137,800	11,546,262

FINANCIALS - 23.7%
Capital Markets - 3.3%
Ameriprise Financial Inc.	18,700	1,512,456
Bank of New York Mellon Corp.	98,800	2,771,340
Franklin Resources Inc.	18,100	2,461,962
Goldman Sachs Group Inc.	39,200	5,929,000

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Capital Markets - 3.3% (continued)
Morgan Stanley	137,200	$3,351,796
Northern Trust Corp.	18,700	1,082,730
State Street Corp.	38,800	2,530,148

Total Capital Markets		19,639,432

Commercial Banks - 6.0%
CIT Group Inc.	17,100	797,373	*
Comerica Inc.	15,900	633,297
Commerce Bancshares Inc.	7,700	335,412
Cullen/Frost Bankers Inc.	4,700	313,819
East-West Bancorp Inc.	11,600	319,000
Fifth Third Bancorp	74,500	1,344,725
Huntington Bancshares Inc.	71,400	562,632
KeyCorp	78,400	865,536
PNC Financial Services Group Inc.	45,100	3,288,692
Regions Financial Corp.	120,300	1,146,459
SunTrust Banks Inc.	46,000	1,452,220
U.S. Bancorp	157,400	5,690,010
Wells Fargo & Co.	450,800	18,604,516
Zions Bancorporation	15,700	453,416

Total Commercial Banks		35,807,107

Consumer Finance - 1.7%
American Express Co.	94,400	7,057,344
Discover Financial Services	41,700	1,986,588
SLM Corp.	37,200	850,392

Total Consumer Finance		9,894,324

Diversified Financial Services - 5.7%
Bank of America Corp.	917,600	11,800,336
JPMorgan Chase & Co.	386,500	20,403,335
Nasdaq OMX Group Inc.	14,300	468,897
Principal Financial Group Inc.	25,000	936,250

Total Diversified Financial Services		33,608,818

Insurance - 6.9%
ACE Ltd.	26,600	2,380,168
AFLAC Inc.	39,700	2,307,364
Alleghany Corp.	1,400	536,634	*
Allstate Corp.	39,900	1,919,988
American Financial Group Inc.	20,700	1,012,437
American International Group Inc.	125,700	5,618,790	*
Arch Capital Group Ltd.	11,300	580,933	*
Assurant Inc.	6,600	336,006
Axis Capital Holdings Ltd.	10,100	462,378
Chubb Corp.	59,600	5,045,140
Cincinnati Financial Corp.	13,000	596,700
Everest Re Group Ltd.	4,300	551,518
HCC Insurance Holdings Inc.	12,800	551,808
Lincoln National Corp.	22,900	835,163
Loews Corp.	85,200	3,782,880
PartnerRe Ltd.	4,900	443,744
Prudential Financial Inc.	39,500	2,884,685
Reinsurance Group of America Inc.	7,900	545,969
RenaissanceRe Holdings Ltd.	10,900	946,011
Torchmark Corp.	22,300	1,452,622
Travelers Cos. Inc.	71,500	5,714,280
Unum Group	22,700	666,699
W.R. Berkley Corp.	16,500	674,190
XL Group PLC	24,700	748,904

Total Insurance		40,595,011

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.1%
First Niagara Financial Group Inc.	29,080	$292,836
People’s United Financial Inc.	28,200	420,180

Total Thrifts & Mortgage Finance		713,016

TOTAL FINANCIALS		140,257,708

HEALTH CARE - 13.7%
Biotechnology - 1.2%
Amgen Inc.	69,900	6,896,334
United Therapeutics Corp.	3,600	236,952	*

Total Biotechnology		7,133,286

Health Care Equipment & Supplies - 3.3%
Baxter International Inc.	46,300	3,207,201
Becton, Dickinson & Co.	17,300	1,709,759
Boston Scientific Corp.	111,100	1,029,897	*
CareFusion Corp.	15,800	582,230	*
Covidien PLC	38,000	2,387,920
Medtronic Inc.	85,800	4,416,126
St. Jude Medical Inc.	24,900	1,136,187
Stryker Corp.	32,200	2,082,696
Varian Medical Systems Inc.	8,500	573,325	*
Zimmer Holdings Inc.	30,700	2,300,658

Total Health Care Equipment & Supplies		19,425,999

Health Care Providers & Services - 3.0%
Cardinal Health Inc.	29,100	1,373,520
CIGNA Corp.	24,300	1,761,507
Humana Inc.	13,400	1,130,692
Laboratory Corporation of America Holdings	7,900	790,790	*
McKesson Corp.	39,400	4,511,300
UnitedHealth Group Inc.	86,800	5,683,664
Universal Health Services Inc., Class B Shares	6,600	441,936
WellPoint Inc.	25,600	2,095,104

Total Health Care Providers & Services		17,788,513

Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc.	29,300	1,252,868

Pharmaceuticals - 6.0%
Eli Lilly & Co.	93,500	4,592,720
Forest Laboratories Inc.	42,900	1,758,900	*
Merck & Co. Inc.	244,800	11,370,960
Mylan Inc.	32,800	1,017,784	*
Pfizer Inc.	603,800	16,912,438

Total Pharmaceuticals		35,652,802

TOTAL HEALTH CARE		81,253,468

INDUSTRIALS - 14.6%
Aerospace & Defense - 2.7%
General Dynamics Corp.	36,100	2,827,713
Honeywell International Inc.	56,500	4,482,710
L-3 Communications Holdings Inc.	7,700	660,198
Lockheed Martin Corp.	27,400	2,971,804
Northrop Grumman Corp.	28,400	2,351,520
Raytheon Co.	27,600	1,824,912
Rockwell Collins Inc.	11,500	729,215

Total Aerospace & Defense		15,848,072

Air Freight & Logistics - 0.4%
FedEx Corp.	24,800	2,444,784

Airlines - 0.4%
Alaska Air Group Inc.	6,000	312,000	*
Delta Air Lines Inc.	60,300	1,128,213	*
Southwest Airlines Co.	59,400	765,666

Total Airlines		2,205,879

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Building Products - 0.1%
Owens Corning Inc.	10,100	$394,708	*

Commercial Services & Supplies - 0.2%
Republic Services Inc.	29,300	994,442

Construction & Engineering - 0.3%
Fluor Corp.	12,700	753,237
KBR Inc.	12,600	409,500
Quanta Services Inc.	16,400	433,944	*
URS Corp.	6,500	306,930

Total Construction & Engineering		1,903,611

Electrical Equipment - 0.7%
Emerson Electric Co.	61,500	3,354,210
Rockwell Automation Inc.	11,900	989,366

Total Electrical Equipment		4,343,576

Industrial Conglomerates - 6.6%
3M Co.	55,400	6,057,990
General Electric Co.	1,039,200	24,099,048
Textron Inc.	20,900	544,445
United Technologies Corp.	91,600	8,513,304

Total Industrial Conglomerates		39,214,787

Machinery - 2.4%
AGCO Corp.	8,300	416,577
Cummins Inc.	16,200	1,757,052
Deere & Co.	31,200	2,535,000
Dover Corp.	14,300	1,110,538
Illinois Tool Works Inc.	37,300	2,580,041
Ingersoll-Rand PLC	25,400	1,410,208
Lincoln Electric Holdings Inc.	6,200	355,074
Parker Hannifin Corp.	12,700	1,211,580
Snap-on Inc.	5,000	446,900
Stanley Black & Decker Inc.	13,400	1,035,820
Timken Co.	8,200	461,496
WABCO Holdings Inc.	5,300	395,857	*
Xylem Inc.	14,500	390,630

Total Machinery		14,106,773

Professional Services - 0.1%
Dun & Bradstreet Corp.	3,800	370,310
Manpower Inc.	6,600	361,680

Total Professional Services		731,990

Road & Rail - 0.7%
CSX Corp.	83,100	1,927,089
Norfolk Southern Corp.	26,800	1,947,020

Total Road & Rail		3,874,109

TOTAL INDUSTRIALS		86,062,731

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.9%
Cisco Systems Inc.	454,900	11,058,619

Computers & Peripherals - 0.8%
Hewlett-Packard Co.	164,200	4,072,160
SanDisk Corp.	14,200	867,620	*

Total Computers & Peripherals		4,939,780

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics Inc.	8,900	$354,665	*
Avnet Inc.	20,600	692,160	*
Corning Inc.	125,600	1,787,288
FLIR Systems Inc.	10,100	272,397
Molex Inc.	12,000	352,080

Total Electronic Equipment, Instruments & Components		3,458,590

Internet Software & Services - 0.4%
Yahoo! Inc.	95,200	2,390,472	*

IT Services - 1.6%
Computer Sciences Corp.	12,800	560,256
Global Payments Inc.	6,500	301,080
International Business Machines Corp.	45,300	8,657,283

Total IT Services		9,518,619

Office Electronics - 0.2%
Xerox Corp.	104,500	947,815

Semiconductors & Semiconductor Equipment - 0.2%
KLA-Tencor Corp.	14,100	785,793
Marvell Technology Group Ltd.	41,900	490,649

Total Semiconductors & Semiconductor Equipment		1,276,442

Software - 3.7%
Activision Blizzard Inc.	87,400	1,246,324
CA Inc.	38,600	1,105,118
Microsoft Corp.	351,200	12,126,936
Oracle Corp.	195,200	5,996,544
Symantec Corp.	59,300	1,332,471

Total Software		21,807,393

TOTAL INFORMATION TECHNOLOGY		55,397,730

MATERIALS - 2.2%
Chemicals - 1.7%
Air Products & Chemicals Inc.	17,700	1,620,789
Albemarle Corp.	7,500	467,175
Ashland Inc.	6,200	517,700
E.I. du Pont de Nemours & Co.	72,000	3,780,000
Huntsman Corp.	12,700	210,312
LyondellBasell Industries NV, Class A Shares	49,000	3,246,740
NewMarket Corp.	1,100	288,816

Total Chemicals		10,131,532

Containers & Packaging - 0.4%
Ball Corp.	26,800	1,113,272
Crown Holdings Inc.	13,700	563,481	*
Owens-Illinois Inc.	14,000	389,060	*
Sonoco Products Co.	9,000	311,130

Total Containers & Packaging		2,376,943

Metals & Mining - 0.1%
Nucor Corp.	11,500	498,180
Steel Dynamics Inc.	17,700	263,907

Total Metals & Mining		762,087

TOTAL MATERIALS		13,270,562

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T Inc.	227,200	8,042,880

UTILITIES - 1.8%
Electric Utilities - 0.8%
American Electric Power Co. Inc.	39,100	1,750,898
Edison International	40,700	1,960,112
Pinnacle West Capital Corp.	8,900	493,683
Westar Energy Inc.	8,900	284,444

Total Electric Utilities		4,489,137

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY		SHARES	VALUE
Gas Utilities - 0.1%
Atmos Energy Corp.		8,700	$357,222

Independent Power Producers & Energy Traders - 0.1%
AES Corp.		63,500	761,365

Multi-Utilities - 0.7%
Alliant Energy Corp.		9,400	473,948
Ameren Corp.		17,700	609,588
Integrys Energy Group Inc.		6,900	403,857
MDU Resources Group Inc.		15,200	393,832
Public Service Enterprise Group Inc.		37,000	1,208,420
Sempra Energy		16,200	1,324,512

Total Multi-Utilities			4,414,157

Water Utilities - 0.1%
American Water Works Co. Inc.		13,900	573,097

TOTAL UTILITIES			10,594,978

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $462,267,133)			585,092,737

	RATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional Liquid Reserves Fund (Cost - $9,113,004)	0.079%	$9,113,004	9,113,004

TOTAL INVESTMENTS - 100.4% (Cost - $471,380,137#)			594,205,741
Liabilities in Excess of Other Assets - (0.4)%			(2,440,481)

TOTAL NET ASSETS - 100.0%			$591,765,260

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$585,092,737	—	—	$585,092,737
Short-term investments†	9,113,004	—	—	9,113,004

Total investments	$594,205,741	—	—	$594,205,741

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$124,047,878
Gross unrealized depreciation	(1,222,274)

Net unrealized appreciation	$122,825,604

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 23, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2013